Cover	9 Months Ended
Sep. 30, 2021
Cover [Abstract]
Document Type	S-1
Entity Registrant Name	Privia Health Group, Inc.
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	81-3599420
Entity Address, Address Line One	950 N. Glebe Rd., Suite 700
Entity Address, City or Town	Arlington
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	22203
City Area Code	571
Local Phone Number	366-8850
Entity Filer Category	Non-accelerated Filer
Entity Small Business	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Description	The Registrant hereby amends this registration statement on such date or dates as may be necessary to delay its effective date until the registrant shall file a further amendment which specifically states that this registration statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the registration statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.
Entity Central Index Key	0001759655
Amendment Flag	true
Document Fiscal Period Focus	Q3
Document Fiscal Year Focus	2021